Financial Risk Management - Summary of Groups Industrial Corporate Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 203,548,914	₩ 174,911,877
Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 205,435,830	₩ 176,583,656
%	100.00%	100.00%
Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (1,886,916)	₩ (1,671,779)
Financial institutions
Industrial Corporate Loans [Line Items]
Corporate Loans	22,027,039	16,023,256
Financial institutions | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 22,059,895	₩ 16,044,243
%	10.74%	9.09%
Financial institutions | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (32,856)	₩ (20,987)
Manufacturing
Industrial Corporate Loans [Line Items]
Corporate Loans	48,639,156	45,411,246
Manufacturing | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 49,149,918	₩ 45,884,606
%	23.92%	25.98%
Manufacturing | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (510,762)	₩ (473,360)
Service
Industrial Corporate Loans [Line Items]
Corporate Loans	86,475,823	75,616,784
Service | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 86,926,095	₩ 76,001,877
%	42.31%	43.04%
Service | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (450,272)	₩ (385,093)
Wholesale & Retail
Industrial Corporate Loans [Line Items]
Corporate Loans	26,604,706	22,888,436
Wholesale & Retail | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 26,862,247	₩ 23,129,457
%	13.08%	13.10%
Wholesale & Retail | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (257,541)	₩ (241,021)
Construction
Industrial Corporate Loans [Line Items]
Corporate Loans	5,454,668	4,206,995
Construction | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 5,683,471	₩ 4,397,814
%	2.77%	2.49%
Construction | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (228,803)	₩ (190,819)
Public sector
Industrial Corporate Loans [Line Items]
Corporate Loans	1,975,907	1,585,531
Public sector | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 2,070,960	₩ 1,660,370
%	1.01%	0.94%
Public sector | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (95,053)	₩ (74,839)
Others
Industrial Corporate Loans [Line Items]
Corporate Loans	12,371,615	9,179,629
Others | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 12,683,244	₩ 9,465,289
%	6.17%	5.36%
Others | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (311,629)	₩ (285,660)